TRANSACTIONS WITH RELATED PARTIES (Details Textuals)	1 Months Ended
	Mar. 29, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Funding commitment | $	$ 2,000,000
Co-Investment Fund II L.P. | Series C Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued in private placement | shares	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.001
Sale of stock price per share	$ 2.00
Funding commitment | $	$ 2,000,000
Preferred stock voting rights	20 votes
Preferred stock liquidation preference value, condition, multiple	2.5
Preferred stock, liquidation preference (in dollars per share)	$ 5.00
Convertible preferred stock issued upon conversion | shares	20